Segments	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Segment Reporting [Abstract]
Segments
11.	SEGMENTS

Operating segments for the Company are determined based on information used by the chief operating decision maker (“CODM”) in deciding how to evaluate performance and allocate resources to each of the segments. The CODM reviews Adjusted EBITDA and Adjusted EBITDA Margin as the key segment measures of performance. Adjusted EBITDA is defined as segment operating income (loss) plus depreciation and amortization, adjusted by adding thereto or subtracting therefrom stock-based compensation costs, business transformation costs, acquisition costs, capital structure transaction costs, and certain other costs. Adjusted EBITDA Margin is defined as Adjusted EBITDA divided by net sales.

The Company has two reportable segments, Residential and Commercial. The reportable segments were determined primarily based on products and end markets as follows:

•

Residential—The Residential segment manufactures and distributes decking, rail, trim and accessories through a national network of dealers and distributors and multiple home improvement retailers providing extensive geographic coverage and enabling the Company to effectively serve contractors. The additions of Ultralox and Versatex are complementary to the Residential segment railing and trim businesses, respectively. The recent addition of Return Polymers provides a full-service recycled PVC material processing, sourcing, logistical support, and scrap management programs. This segment is impacted by trends in and the strength of home repair and remodel activity.

•

Commercial—The Commercial segment manufactures, fabricates and distributes resin based extruded sheeting products for a variety of commercial and industrial applications through a widespread distribution network as well as directly to original equipment manufacturers. This segment includes Scranton Products which manufactures lockers and partitions and Vycom which manufactures resin based sheeting products. This segment is impacted by trends in and the strength of the new construction sector.

The segment data below includes data for Residential and Commercial for the nine months ended June 30, 2020 and 2019 (in thousands).

	Nine Months Ended June 30,
	2020	2019
Net sales to customers
Residential	$538,514	$476,441
Commercial	96,825	102,228

Total	$635,339	$578,669

Adjusted EBITDA
Residential	$164,047	$134,818
Commercial	11,179	14,376

Total Adjusted EBITDA for reporting segments	$175,226	$149,194
Unallocated net expenses	(27,782)	(22,128)
Adjustments to Income (loss) before income tax provision
Depreciation and amortization	(75,225)	(69,634)
Stock-based compensation costs	(20,169)	(2,600)
Business transformation costs(1)	(435)	(12,608)
Acquisition costs(2)	(1,538)	(3,656)
Initial public offering costs	(6,716)	(6,155)
Other costs(3)	(3,015)	6,693
Capital structure transaction costs(4)	(37,538)	—
Interest expense	(64,882)	(63,213)

Income (loss) before income tax provision	$(62,074)	$(24,107)

(1)

Business transformation costs reflect consulting and other costs related to repositioning of brands of $0.0 million and $3.9 million for the nine months ended June 30, 2020 and 2019, respectively, compensation costs related to the transformation of the senior management team of $0.4 million and $1.9 million for the nine months ended June 30, 2020 and 2019, respectively, costs related to the relocation of the Company’s corporate headquarters of $0.0 million and $1.8 million for the nine months ended June 30, 2020 and 2019, respectively, startup costs of the Company’s new recycling facility of $0.0 million and $2.9 million for the nine months ended June 30, 2020 and 2019, respectively, and other integration-related costs of $0.0 million and $2.1 million for the nine months ended June 30, 2020 and 2019, respectively.

(2)

Acquisition costs reflect costs directly related to completed acquisitions $0.9 million and $3.7 million for the nine months ended June 30, 2020 and 2019, respectively, and inventory step-up adjustments related to recording the inventory of acquired businesses at fair value on the date of acquisition of $0.6 million and $0.0 million for the nine months ended June 30, 2020 and 2019, respectively.

(3)

Other costs include costs for legal expenses of $0.4 million and $0.8 million for the nine months ended June 30, 2020 and 2019, respectively, reduction in workforce costs of $0.4 million for the nine months ended June 30, 2020, income from an insurance recovery of legal loss of $0.0 million and $7.7 million for the nine months ended June 30, 2020 and 2019, respectively, and costs related to an incentive plan associated with the IPO of $2.2 million and $0.2 million for the nine months ended June 30, 2020 and 2019, respectively.

(4)

Capital structure transaction costs include loss on extinguishment of debt of $1.9 million for the 2021 Senior Notes and $35.6 million for the 2025 Senior Notes for the nine months ended June 30, 2020.

14.	SEGMENTS

Operating segments for the Company are determined based on information used by the chief operating decision maker (“CODM”) in deciding how to evaluate performance and allocate resources to each of the segments. CPG’s CODM reviews Adjusted EBITDA and Adjusted EBITDA Margin as the key segment measures of performance. Adjusted EBITDA is defined as segment operating income (loss) plus depreciation and amortization, adjusted by adding thereto or subtracting therefrom share-based compensation, asset impairments and inventory revaluations, business transformation costs, acquisition costs and certain other costs. Adjusted EBITDA Margin is defined as Adjusted EBITDA divided by Net Sales.

The Company has two reportable segments, Residential and Commercial. The reportable segments were determined primarily based on products and end markets as follows:

•

Residential—The Residential segment manufactures and distributes decking, rail, trim and accessories through a national network of dealers and distributors and multiple home improvement retailers providing extensive geographic coverage enabling the Company to effectively serve contractors. The recent addition of Ultralox and Versatex are complementary to the Residential segment railing and trim businesses, respectively. This segment is impacted by trends in and the strength of home repair and remodel activity.

•

Commercial—The Commercial segment manufactures, fabricates and distributes resin based extruded sheeting products for a variety of commercial and industrial applications through a widespread distribution network as well as directly to original equipment manufacturers. This segment includes Scranton Products which manufactures lockers and partitions and Vycom which manufactures resin based sheeting products. This segment is impacted by trends in and the strength of the new construction sector.

The accounting policies of the operating segments are the same as those described in Note 2, “Summary of Significant Accounting Policies”. Intercompany transactions between segments are excluded as they are not included in management’s performance review of the segments. Currently our foreign revenue accounts for less than 10% of our consolidated revenue. We do not disclose assets outside of the United States as they totaled less than 10% of our consolidated assets as of September 30, 2019 and 2018.

The segment data below includes the following data for Residential and Commercial for the years ended September 30, 2019 and 2018:

	For the fiscal year ended September 30,
	Residential		Commercial		Corporate and Eliminations		Total
(us dollar in thousands)	2019	2018	2019	2018	2019	2018	2019	2018
Net Sales	$655,445	$541,942	$138,758	$139,863	$—	$—	$794,203	$681,805
Adjusted EBITDA	188,742	168,438	21,493	21,669	(30,669)	(25,693)	179,566	164,414
Capital Expenditures	48,206	36,121	4,592	4,308	10,208	2,329	63,006	42,758
Depreciation and Amortization	81,716	66,396	8,845	8,961	3,368	2,308	93,929	77,665
Goodwill	903,909	903,909	40,389	40,389	—	—	944,298	944,298
Total assets	1,584,383	1,596,075	171,721	162,543	32,159	20,562	1,788,263	1,779,180

	2019	2018
Segment Adjusted EBITDA
Residential	$188,742	$168,438
Commercial	21,493	21,669

Segment Adjusted EBITDA for reportable segments	210,235	190,107
Unallocated net expenses	(30,669)	(25,693)
Adjustments to Income (loss) before income tax benefit
Interest expense	(83,205)	(68,742)
Depreciation and amortization	(93,929)	(77,665)
Share-based compensation costs	(3,682)	(3,099)
Asset impairment and inventory revaluation costs(1)	—	(12,747)
Restructuring and business transformation costs(2)	(16,560)	(5,822)
Capital structure transaction costs(3)	—	(367)
Acquisition costs(4)	(4,110)	(7,361)
Initial public offering costs	(9,076)	(789)
Other costs(5)	6,845	(4,189)

Income (loss) before income taxes	$(24,151)	$(16,367)

(1)

Asset impairment and inventory revaluation costs reflect tangible and intangible asset impairment costs of $0.0 million and $0.9 million for September 30, 2019 and 2018, respectively, and inventory revaluations of $0.0 million and $11.8 million for September 30, 2019 and 2018, respectively.

(2)

Restructuring and business transformation costs reflect consulting and other costs related to repositioning of brands of $4.3 million and $0.0 for September 30, 2019 and 2018, respectively, compensation costs related to the transformation of the senior management team of $2.3 million and $0.2 million for September 30, 2019 and 2018, respectively, costs related to the relocation of the Company’s corporate headquarters of $2.0 million in fiscal 2019, start up costs of the Company’s new recycling facility of $5.3 million in fiscal 2019, and other integration-related costs of $2.7 million and $5.6 million for September 30, 2019 and 2018, respectively.

(3)	Capital structure transaction costs include non-capitalizable debt and equity issuance costs.
(4)

Acquisition costs reflect costs directly related to completed acquisitions of $4.1 million and $4.9 million for September 30, 2019 and 2018, respectively and inventory step-up adjustments related to recording the inventory of acquired businesses at fair value on the date of acquisition of $0.0 million and $2.4 million for September 30, 2019 and 2018, respectively.

(5)

Other costs reflect costs for legal defense of $0.9 million and $1.5 million for September 30, 2019 and 2018, respectively, costs related to a change in the estimated warranty obligation based on a change in operational policy on reimbursement of claims of $2.1 million in fiscal 2018, other miscellaneous adjustments of $0.0 million and $0.6 million for the September 30, 2019 and 2018, respectively, and income from an insurance recovery of legal loss of $7.7 million and $0.0 million for September 30, 2019 and 2018, respectively.